State Street SP 500 Index Fund Investment Objectives and Goals - State Street SP 500 Index Fund	Aug. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	State Street S&P 500Index Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	State Street S&P 500 Index Fund (the “Fund”) seeks to replicate as closely as possible, before expenses, the performance of the S&P 500® Index.